Other account payables and accrued expenses (Table)	3 Months Ended
Mar. 31, 2020
Other account payables and accrued expenses.
Schedule of account payables and accrued expenses

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Accrued employee and government authorities	$9,174	$8,677	$5,043
Accrued expenses and other	13,484	8,808	4,467
Contingent consideration	5,096	3,888	—
Derivatives	418	—	598
Other	116	53	123
	$28,288	$21,426	$10,231